UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                         February 10, 2006
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     94
                                        ----------------
Form 13F Information Table Value Total:     $2,922,866
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               December 31, 2005

ITEM 1                                 ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                 Fair          Number                                Voting
                                       of                    Market        of           Investment   Other       Authority
Name of Issuer                         Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                             (thousands)                                         (Shares)
--------------                         ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                  Common   88579Y101       143,633    1,853,332       Sole          NONE    1,853,332
AK Steel Hldg Corp                     Common   001547108             6          750       Sole          NONE          750
Abbott Laboratories                    Common   002824100       120,940    3,067,220       Sole          NONE    3,067,220
Adobe Systems Inc                      Common   00724F101         1,984       53,672       Sole          NONE       53,672
Alltel Corp                            Common   020039103           258        4,090       Sole          NONE        4,090
American Electric Power Co             Common   025537101            19          500       Sole          NONE          500
American Power Conversion              Common   029066107             4          200       Sole          NONE          200
Amgen Inc                              Common   031162100            71          900       Sole          NONE          900
Automatic Data Processing              Common   053015103       137,358    2,992,550       Sole          NONE    2,992,550
BMC Software                           Common   055921100             2           75       Sole          NONE           75
Block H & R Inc                        Common   093671105            48        1,952       Sole          NONE        1,952
Boeing Co                              Common   097023105            11          155       Sole          NONE          155
Bristol-Myers Squibb                   Common   110122108           940       40,900       Sole          NONE       40,900
Brown Forman Corp Cl B                 Common   115637209            97        1,400       Sole          NONE        1,400
Certegy Inc                            Common   156880106           359        8,850       Sole          NONE        8,850
Check Point Software                   Common   M22465104            18          900       Sole          NONE          900
ChevronTexaco Corp                     Common   166764100            34          600       Sole          NONE          600
ChoicePoint Inc                        Common   170388102            13          300       Sole          NONE          300
Clorox Co                              Common   189054109        71,180    1,251,187       Sole          NONE    1,251,187
Coca-Cola Co                           Common   191216100        59,808    1,483,708       Sole          NONE    1,483,708
Colgate-Palmolive Co                   Common   194162103       114,384    2,085,400       Sole          NONE    2,085,400
Conagra Foods Inc                      Common   205887102            24        1,200       Sole          NONE        1,200
Consolidated Edison Inc                Common   209115104           221        4,765       Sole          NONE        4,765
Costco Wholesale Corp                  Common   22160K105             5          100       Sole          NONE          100
DNP Select Income Fd Inc               Common   23325P104            52        5,000       Sole          NONE        5,000
Del Monte Foods Co                     Common   24522P103             2          200       Sole          NONE          200
Dionex Corp                            Common   254546104         3,044       62,022       Sole          NONE       62,022
Ecolab, Inc.                           Common   278865100        73,308    2,021,165       Sole          NONE    2,021,165
Elan PLC ADR                           Common   284131208             4          300       Sole          NONE          300
Emerson Electric Co                    Common   291011104       152,413    2,040,334       Sole          NONE    2,040,334
Equifax Inc                            Common   294429105       132,531    3,485,816       Sole          NONE    3,485,816
Escrow Bonneville Pacific Corp         Common   098904998             0          545       Sole          NONE          545
Exxon Mobil Corp                       Common   30231G102           263        4,688       Sole          NONE        4,688
Fifth Third Bancorp                    Common   316773100             8          225       Sole          NONE          225
First Data Corp                        Common   319963104       116,905    2,718,080       Sole          NONE    2,718,080
Freddie Mac                            Common   313400301            65        1,000       Sole          NONE        1,000
Gannett Company                        Common   364730101        63,791    1,053,170       Sole          NONE    1,053,170
Genentech Inc                          Common   368710406            28          300       Sole          NONE          300
General Electric Co                    Common   369604103       163,121    4,653,938       Sole          NONE    4,653,938
Genuine Parts Co                       Common   372460105           440       10,024       Sole          NONE       10,024
Glaxosmithkline PLC Spons ADR          Common   37733W105           216        4,275       Sole          NONE        4,275
Heinz H J Co                           Common   423074103           216        6,415       Sole          NONE        6,415
Intel Corp                             Common   458140100           716       28,670       Sole          NONE       28,670
International Business Machines Corp   Common   459200101           269        3,274       Sole          NONE        3,274
J P Morgan Chase & Co                  Common   46625H100            28          700       Sole          NONE          700
Johnson & Johnson                      Common   478160104       135,731    2,258,412       Sole          NONE    2,258,412
Kellogg Co                             Common   487836108            17          400       Sole          NONE          400
Lee Enterprises Inc                    Common   523768109            24          650       Sole          NONE          650
MBNA Corp                              Common   55262L100         8,392      309,106       Sole          NONE      309,106

ITEM 1                                 ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                 Fair          Number                                Voting
                                       of                    Market        of           Investment   Other       Authority
Name of Issuer                         Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                             (thousands)                                         (Shares)
--------------                         ------   ---------    -----------   ---------    ----------   --------    ---------

McDonald's Corp                        Common   580135101           183        5,423       Sole          NONE        5,423
McGraw Hill Companies                  Common   580645109       149,998    2,905,240       Sole          NONE    2,905,240
Medtronic Inc                          Common   585055106       147,163    2,556,250       Sole          NONE    2,556,250
Merck & Company                        Common   589331107            45        1,400       Sole          NONE        1,400
Microsoft Corp                         Common   594918104           763       29,190       Sole          NONE       29,190
Mittal Steel Company ADR               Common   60684P101            49        1,850       Sole          NONE        1,850
Mylan Laboratories Inc                 Common   628530107           182        9,112       Sole          NONE        9,112
Nestle SA ADR                          Common   641069406           447        6,000       Sole          NONE        6,000
New York Times Co Class A              Common   650111107             3          100       Sole          NONE          100
Nike Inc Cl B                          Common   654106103           448        5,166       Sole          NONE        5,166
Nordson Corp                           Common   655663102           164        4,050       Sole          NONE        4,050
Omnicom Group Inc                      Common   681919106       145,276    1,706,520       Sole          NONE    1,706,520
Park National Corp                     Common   700658107             0            1       Sole          NONE            1
Patterson Companies                    Common   703395103       110,191    3,299,135       Sole          NONE    3,299,135
Paychex Inc                            Common   704326107        86,129    2,259,415       Sole          NONE    2,259,415
Pepsico Inc                            Common   713448108       113,989    1,929,397       Sole          NONE    1,929,397
Pfizer Inc                             Common   717081103        69,461    2,978,620       Sole          NONE    2,978,620
Plum Creek Timber Co                   Common   729251108            11          300       Sole          NONE          300
Posco                                  Common   693483109            22          450       Sole          NONE          450
Procter & Gamble Co                    Common   742718109       154,346    2,666,657       Sole          NONE    2,666,657
Qualcomm Inc                           Common   747525103           217        5,040       Sole          NONE        5,040
Reliance Steel And Aluminum Co         Common   759509102            31          500       Sole          NONE          500
Royal Dutch Shell ADR Class A          Common   780259206            74        1,200       Sole          NONE        1,200
Sara Lee Corp                          Common   803111103            64        3,400       Sole          NONE        3,400
Schlumberger Ltd                       Common   806857108            39          400       Sole          NONE          400
Stancorp Finl Group                    Common   852891100             1           20       Sole          NONE           20
Starbucks Corp                         Common   855244109             8          250       Sole          NONE          250
Stryker Corp                           Common   863667101       153,160    3,447,212       Sole          NONE    3,447,212
Sysco Corp                             Common   871829107       114,189    3,677,600       Sole          NONE    3,677,600
T Rowe Price Group                     Common   74144T108       105,850    1,469,520       Sole          NONE    1,469,520
Techne Corp                            Common   878377100            34          600       Sole          NONE          600
Transamerica Income Shares             Common   893506105            31        1,500       Sole          NONE        1,500
US Bancorp                             Common   902973304           500       16,742       Sole          NONE       16,742
Verizon Communications                 Common   92343V104            55        1,834       Sole          NONE        1,834
Vodafone Group                         Common   92857W100            46        2,160       Sole          NONE        2,160
WD 40 CO                               Common   929236107           119        4,543       Sole          NONE        4,543
Wal Mart Stores Inc                    Common   931142103            47        1,000       Sole          NONE        1,000
Walgreen Company                       Common   931422109           507       11,460       Sole          NONE       11,460
Washington Mutual Inc                  Common   939322103            82        1,875       Sole          NONE        1,875
Wells Fargo & Co                       Common   949746101        63,893    1,016,918       Sole          NONE    1,016,918
Weyerhaeuser Co                        Common   962166104           150        2,268       Sole          NONE        2,268
Wilmington Trust Corp                  Common   971807102           433       11,140       Sole          NONE       11,140
Wrigley Wm Jr Co                       Common   982526105           269        4,050       Sole          NONE        4,050
Wyeth                                  Common   983024100           406        8,806       Sole          NONE        8,806
Zebra Technologies                     Common   989207105           790       18,426       Sole          NONE       18,426
                                                             ----------
                                                             $2,922,866
                                                             ==========